INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income from operations before income taxes included income (loss) from domestic operations of $2.9 billion, $2.4 billion and $(1.3) billion for the years ended December 31, 2022, 2021 and 2020, and income from foreign operations of $135 million, $223 million and $169 million for the years ended December 31, 2022, 2021 and 2020. Approximately $35 million, $59 million and $45 million of the Company’s income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2022, 2021 and 2020.
A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$(5)	$(129)	$(5)
Deferred (expense) benefit	(593)	(310)	749
Total	$(598)	$(439)	$744
The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%. The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expected income tax (expense) benefit	$(630)	$(548)	$229
Noncontrolling interest	40	69	50
Non-taxable investment income	53	80	92
Tax audit interest	(13)	(14)	(8)
State income taxes	(63)	(47)	(38)
Tax settlements/uncertain tax position release	—	—	398
Tax credits	22	28	21
Other	(7)	(7)	—
Income tax (expense) benefit	$(598)	$(439)	$744
During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $398 million.
The components of the net deferred income taxes are as follows:

	December 31,
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$226	$—	$273	$—
Net operating loss and credits	240	—	699	—
Reserves and reinsurance	1,299	—	2,722	—
DAC	—	1,029	—	1,005
Unrealized investment gains/losses	2,012	—	—	965
Investments	—	235	—	794
Other	92	—	—	76
Valuation allowance	(1,570)	—	—	—
Total	$2,299	$1,264	$3,694	$2,840
During the fourth quarter of 2022, the Company established a valuation allowance of $1.6 billion against its deferred tax assets related to unrealized capital losses in the available-for-sale securities portfolio. When assessing recoverability, the Company considers its ability and intent to hold the underlying securities to recovery. The recent increase in interest rates caused the portfolio to swing to an unrealized loss position. Due to the potential need for liquidity in a macro stress environment, the Company does not currently have the intent to hold the underlying securities to recovery. Based on all available evidence, as of December 31, 2022, the Company concluded that a valuation allowance should be established on the deferred tax assets related to unrealized tax capital losses, net of realized capital gains, that are not more-likely-than-not to be realized.
The Company has Federal net operating loss carryforwards of $810 million and $2.7 billion, for the years ending December 31, 2022 and 2021, respectively, which do not expire.

The Company provides income taxes on the unremitted earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are indefinitely reinvested outside the United States. As of December 31, 2022, $30 million of undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $8 million would need to be provided if such earnings are remitted.
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2022	2021	2020
	(in millions)
Balance at January 1,	$323	$316	$501
Additions for tax positions of prior years	(9)	11	241
Reductions for tax positions of prior years	—	(4)	(382)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	(44)
Balance at December 31,	$314	$323	$316

Unrecognized tax benefits that, if recognized, would impact the effective rate	$58	$67	$77
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2022 and 2021 were $63 million and $50 million, respectively. For 2022, 2021 and 2020, respectively, there were $13 million, $14 million and $(60) million in interest expense (benefit) related to unrecognized tax benefits.
It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.
As of December 31, 2022, tax years 2014 and subsequent remain subject to examination by the IRS.